Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	Ingersoll Rand Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38095
Entity Tax Identification Number	46-2393770
Entity Address, Address Line One	800-A Beaty Street
Entity Address, City or Town	Davidson
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	655-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001699150
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	IR
Security Exchange Name	NYSE